Columbia Concentrated Large Cap Value Strategy Fund
Fund Summary Columbia Concentrated Large Cap Value Strategy Fund
INVESTMENT OBJECTIVE
Long-term capital appreciation and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Columbia Concentrated Large Cap Value Strategy Fund
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Concentrated Large Cap Value Strategy Fund
Management Fees:	[1]	0.77%
Distribution and/or Service (12b-1) fees:	[2]	none
Other Expenses:		8.61%
Total Annual Fund Operating Expenses:	[1]	9.38%
Expense Reduction/Reimbursement:	[3]	8.55%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.83%
[1]	Reflects current Management Fee, which took effect on May 20, 2011.
[2]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved the commencement of any payments under the plan.
[3]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF ("Expense Cap"). The Expense Cap will be 0.79% of the ETF's average net assets until May 20, 2012, and 0.83% of the ETF's average net assets from May 21, 2012 until February 28, 2013 (which is reflected in the fee table). The Expense Cap may be terminated earlier only upon the approval of the Board.

Example
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Columbia Concentrated Large Cap Value Strategy Fund	85	1,954	3,664	7,324

Portfolio Turnover
The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 143% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from $36 million to $417.5 billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

• a low price-to-earnings and/or low price-to-book ratio;

• positive change in senior management;

• positive corporate restructuring;

• temporary setback in price due to factors that no longer exist;

• a positive shift in the company’s business cycle; and/or

• a catalyst for increase in the rate of the company’s earnings growth.

The ETF can invest in any economic sector (e.g., “financials” or “energy”) and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The investment manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

* Russell 1000 Index is a registered trademark of Frank Russell Company.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. There is no assurance that the ETF will achieve its investment objective. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (defined below) (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, social, political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards, less government regulation and supervision of foreign stock exchanges, brokers and listed companies, increased price volatility, delays in transaction settlement in some foreign markets, and less availability of information for the investment manager to determine a company’s financial condition.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the ETF’s investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia served as sub-adviser to the ETF from April 30, 2011 until May 20, 2011, and has been the ETF’s investment manager since May 20, 2011.
AVERAGE ANNUAL TOTAL RETURNS

(calendar year)
Best Quarter 15.03% (12/31/11) Worst Quarter -17.85% (9/30/11)
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Columbia Concentrated Large Cap Value Strategy Fund	One Year	Since Inception	Inception Date
Return Before Taxes	(2.66%)	15.10%	May 01, 2009
Return After Taxes on Distributions	(6.07%)	11.30%	May 01, 2009
Return After Taxes on Distributions and Sale of Fund Shares	(0.95%)	11.00%	May 01, 2009
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	16.37%	May 01, 2009

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).